Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 714,405,744.28
Total Fee Amount	98,659.43
Total Offset Amount	0.00
Net Fee	$ 98,659.43
Offering Table N/A
Offset Table N/A	N/A